GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL
Schedule of changes in the carrying amount of goodwill

	For the years ended December 31,
	2019	2020
	RMB	RMB	US$
Balance as of January 1	989,530	989,530	151,652
Additions	—	5,463	837
Balance as of December 31	989,530	994,993	152,489